Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,116	$ 1,073
Less: accumulated depreciation	(956)	(831)
Property and equipment, net	160	242
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	864	910
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66	78
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 186	$ 85